Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other current investments	$ 222	$ 125
Other non-current investments	1,341	1,245
Contingent consideration receivable relating to disposals	893	237	$ 131
Level 3
Disclosure of financial assets [line items]
Contingent consideration receivable relating to disposals	893	237
Other investments – equity shares
Disclosure of financial assets [line items]
Other current investments	1	15
Other non-current investments	482	418
Other
Disclosure of financial assets [line items]
Other current investments	221	110
Other non-current investments	$ 859	$ 827